Income taxes - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefit	$ 22.5	$ 22.5
Items generating unrecognized tax benefits	21.5	21.4
Interest and related penalties	$ 1.0	$ 1.1